Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 281	$ 458
Prepaid expenses	784	227
Other receivables	32	22
Total prepaid expenses and other receivables	$ 1,097	$ 707